Quality
Cash Reserve
Prime Shares



Semi-Annual Report

September 30, 1997

Fund Features
________________________________________________________________________________

(bullet) Daily Dividends
         The Fund declares dividends daily and distributes them monthly in the form of additional shares.

(bullet) Check Redemption Privilege
         After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $250) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

(bullet) No Sales Charge and Immediate Liquidity
         You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares.

(bullet) Constant Net Asset Value
         The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on May 6, 1991. However, there can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share. An investment in a money market fund is neither insured nor guaranteed by the U.S. government.

(bullet) Minimum Investment
         The minimum initial investment is $1,500. Subsequent investments may be made in an amount of $100 or more.

(bullet) Current Yield Information Available
         For current yield information, call (410) 895-5995.

         This report is prepared for the general information of shareholders of Quality Cash Reserve Prime Shares. It may be distributed only to current shareholders or to persons who have received a current prospectus.

Letter to Shareholders
________________________________________________________________________________


October 29, 1997

     We are pleased to report on the progress of your Fund for the six months ended September 30, 1997.

Period in Review
     The Federal Reserve Board's increase of the closely watched Federal Funds rate from 5.25% to 5.50% in March was unusual because it was not followed by further rate increases. Since the increase six months ago, there has been solid economic growth -- the Dow Jones Industrial Average has returned 15%, the yield on 10-year Treasury notes has decreased from just under 7% to nearly 6%, and inflation has declined to approximately 2%. Money market rates also declined during the six-month period, albeit modestly, with the yield on 3-month Treasury bills decreasing from 5.3% in March to 5% in September.

     International economies are beginning to struggle. European economies are dealing with the pressures associated with joining the European Monetary Union
(EMU). Southeast Asia, once the fastest growing region in the world, has started to slow, precipitating stock market and currency declines.

     Domestically, the Federal Reserve has been enjoying a seemingly perfect economy, with both low unemployment and low inflation. However, Federal Reserve Chairman Alan Greenspan has caused some concern in the markets by questioning whether this environment can continue. The markets, which apparently had speculated that the Fed would continue to take no action on interest rates, were somewhat surprised by Chairman Greenspan's comments and have become more volatile in recent weeks.

     We continue to manage the Fund conservatively, as evidenced by the Standard & Poor's rating of the portfolio of which Quality Cash Reserve Prime Shares is a class. The portfolio maintains a "AAAm" rating, the highest that S&P awards to money market funds.

Letter to Shareholders (concluded)
________________________________________________________________________________


Market Outlook
     We expect the economy will continue to grow at a steady pace. The earnings growth of U.S. corporations remains in the 10% to 12% range, due in large part to productivity gains. Pricing power remains limited with skilled labor being the scarcest resource.

     Going forward, the Federal Reserve will be carefully weighing the tradeoff between continued growth and potential inflation. Inflation is not yet evident in the producer or consumer price indexes, but inflation remains the Fed's primary concern. However, with real yields (the difference between nominal yields and the inflation component) being historically high, it is difficult to imagine any near- term return to rampant inflation.

     We continue to believe that the conservative approach we apply to investing on behalf of the Fund will provide comfort to our shareholders as well as competitive yields.

     As always, we appreciate your support.

Sincerely,


/s/ Richard T. Hale
___________________
Richard T. Hale
Chairman

Prime Series
________________________________________________________________________________
Statement of Net Assets                                       September 30, 1997
(Unaudited)
                                           Rating
                                       ---------------   Par
                                       S&P     Moody's  (000)      Value
--------------------------------------------------------------------------------

Commercial Paper -- 87.4%(a)
Automobiles & Trucks - 2.0%
        Ford Motor Credit Corp.
                5.48%   10/2/97         A-1     P-1    $20,000 $   19,996,956
                5.55%   2/9/98          A-1     P-1     20,000     19,596,083
        PACCAR Financial Corp.
                5.50%   10/2/97         A-1+    P-1     15,000     14,997,708
        Toyota Motor Credit Corp.
                .47%   10/14/97         A-1+    P-1     15,000     14,970,371
                                                               --------------
                                                                   69,561,118
                                                               --------------
Chemicals, General - 3.9%
        E.I. duPont de Nemours and Co.
                5.61%   10/2/97         A-1+    P-1     10,000      9,998,441
                5.49%   11/25/97        A-1+    P-1     10,000      9,916,125
                5.55%   12/3/97         A-1+    P-1     20,000     19,805,750
                5.62%   12/4/97         A-1+    P-1     20,000     19,800,178
                5.54%   12/5/97         A-1+    P-1     25,000     24,749,931
                5.46%   1/12/98         A-1+    P-1     25,000     24,609,458
                5.47%   1/29/98         A-1+    P-1     25,000     24,544,167
                                                               --------------
                                                                  133,424,050
                                                               --------------
Computer & Office Equipment - 2.8%
        Pitney Bowes Credit Corp.
                5.63%   10/1/97         A-1+    P-1     10,000     10,000,000
                5.64%   11/26/97        A-1+    P-1     13,200     13,084,192
                5.57%   12/11/97        A-1+    P-1      8,000      7,912,118
                5.53%   1/9/98          A-1+    P-1     10,000      9,846,389
                5.52%   1/13/98         A-1+    P-1     29,500     29,029,573
                5.52%   1/15/98         A-1+    P-1      8,000      7,869,973
        Xerox Corp.
                5.47%   11/21/97        A-1     P-1     19,500     19,348,891
                                                               --------------
                                                                   97,091,136
                                                               --------------
Consumer Products - 2.4%
        Eastman Kodak Co.
                5.47%   10/10/97        A-1+    P-1     22,500     22,469,231
                5.48%   10/15/97        A-1+    P-1     20,000     19,957,378
                5.49%   10/24/97        A-1+    P-1     20,000     19,929,850
                5.55%   10/29/97        A-1+    P-1     20,000     19,913,667
                                                               --------------
                                                                   82,270,126
                                                               --------------

Prime Series
________________________________________________________________________________
Statement of Net Assets (continued)                           September 30, 1997
(Unaudited)
                                           Rating
                                       ---------------   Par
                                       S&P     Moody's  (000)      Value
--------------------------------------------------------------------------------

Commercial Paper (continued)
Credit Unions - 2.6%
        Central Corporate Credit Union
                5.55%   10/15/97        A-1+    P-1    $18,000 $   17,961,150
        Mid-States Corporate Federal
        Credit Union
                5.58%   10/24/97        A-1+    P-1     22,100     22,021,213
        U.S. Central Credit Union
                5.49%   11/17/97        A-1+    P-1     20,000     19,856,650
                5.48%   12/5/97         A-1+    P-1     30,000     29,703,167
                                                               --------------
                                                                   89,542,180
                                                               --------------
Electrical & Electronics - 4.6%
        Emerson Electric Co.
                5.50%   1/8/98          A-1+    P-1     28,500     28,068,937
        General Electric Co.
                5.50%   12/22/97        A-1+    P-1     25,000     24,686,806
                5.50%   12/31/97        A-1+    P-1     15,000     14,791,458
        Motorola Inc.
                5.47%   10/24/97        A-1+    P-1     60,000     59,790,317
                5.46%   11/3/97         A-1+    P-1     30,000     29,849,850
                                                               --------------
                                                                  157,187,368
                                                               --------------
Electric Utility - 2.1%
        Duke Energy Co.
                5.49%   10/14/97        A-1+    P-1     20,000     19,960,350
        Northern States Power Co.
                5.51%   10/10/97        A-1+    P-1     25,000     24,965,562
                5.48%   10/31/97        A-1+    P-1     27,855     27,727,796
                                                               --------------
                                                                   72,653,708
                                                               --------------
Entertainment - 1.0%
        Walt Disney Co.
                5.21%   11/19/97        A-1     P-1     20,000     19,858,172
                5.20%   11/25/97        A-1     P-1     15,000     14,880,833
                                                               --------------
                                                                   34,739,005
                                                               --------------
Finance, Commercial - 0.6%
        CIT Group Holdings Inc.
                5.45%   11/10/97        A-1     P-1     20,000     19,878,889
                                                               --------------

Prime Series
________________________________________________________________________________


                                           Rating
                                       ---------------  Par
                                       S&P     Moody's (000)      Value
--------------------------------------------------------------------------------

Commercial Paper (continued)
Finance, Consumer - 4.2%
        USAA Capital Corp.
                5.54%   10/7/97         A-1+    P-1    $15,000 $   14,986,150
                5.47%   10/27/97        A-1+    P-1     15,000     14,940,742
                5.50%   11/6/97         A-1+    P-1     10,000      9,945,000
                5.50%   11/10/97        A-1+    P-1     10,155     10,092,942
                5.49%   11/12/97        A-1+    P-1     30,000     29,807,850
                5.51%   11/14/97        A-1+    P-1     15,000     14,898,983
                5.49%   12/2/97         A-1+    P-1     20,000     19,810,900
                5.55%   1/9/98          A-1+    P-1     15,000     14,768,750
                5.52%   2/10/98         A-1+    P-1     15,000     14,696,400
                                                               --------------
                                                                  143,947,717
                                                               --------------
Finance, Diversified - 3.1%
        General Electric Capital Corp.
                5.57%   10/1/97         A-1+    P-1     15,000     15,000,000
                5.60%   10/9/97         A-1+    P-1     15,000     14,981,333
                5.48%   10/14/97        A-1+    P-1     13,339     13,312,604
                5.50%   11/3/97         A-1+    P-1     15,000     14,924,375
                5.57%   12/4/97         A-1+    P-1     10,000      9,900,978
                5.57%   12/9/97         A-1+    P-1     24,700     24,436,307
                5.48%   1/13/98         A-1+    P-1     15,000     14,762,533
                                                               --------------
                                                                  107,318,130
                                                               --------------
Food - 10.8%
        Campbell Soup Co.
                5.42%   10/8/97         A-1+    P-1     10,000      9,989,461
                5.53%   11/20/97        A-1+    P-1     10,000      9,923,194
                5.48%   12/1/97         A-1+    P-1     25,000     24,767,861
                5.53%   12/3/97         A-1+    P-1     20,000     19,806,450
                5.54%   4/17/98         A-1+    P-1      4,000      3,878,120
        Cargill, Inc.
                5.48%   10/3/97         A-1+    P-1     20,000     19,993,911
                5.40%   10/7/97         A-1+    P-1     15,000     14,986,500
                5.52%   10/10/97        A-1+    P-1     20,000     19,972,400
                5.48%   10/14/97        A-1+    P-1     20,000     19,960,422
                5.53%   10/16/97        A-1+    P-1      9,000      8,979,263
                5.47%   11/3/97         A-1+    P-1     20,000     19,899,717
                5.47%   1/26/98         A-1+    P-1     20,000     19,644,450
        General Mills Inc.
                5.55%   11/6/97         A-1     P-1     15,000     14,917,500
        Hershey Foods
                5.46%   10/20/97        A-1+    P-1     25,000     24,927,958
                5.48%   11/14/97        A-1+    P-1     15,000     14,899,533
                5.48%   11/25/97        A-1+    P-1     33,000     32,723,717
                5.48%   12/12/97        A-1+    P-1     25,700     25,418,328

Prime Series
________________________________________________________________________________
Statement of Net Assets (continued)                           September 30, 1997
(Unaudited)
                                           Rating
                                       ---------------   Par
                                       S&P     Moody's  (000)      Value
--------------------------------------------------------------------------------

Commercial Paper (continued)
Food (concluded)
        Kellogg Co.
                5.48%   10/10/97        A-1+    P-1    $17,000 $   16,976,710
                5.48%   10/23/97        A-1+    P-1     23,833     23,753,186
                5.49%   12/10/97        A-1+    P-1     25,000     24,733,125
                                                               --------------
                                                                  370,151,806
                                                               --------------
Household Products - 4.2%
        Procter & Gamble Co.
                5.47%   10/2/97         A-1+    P-1     25,000     24,996,201
                5.48%   10/8/97         A-1+    P-1     16,680     16,662,227
                5.46%   11/19/97        A-1+    P-1     40,000     39,702,733
                5.46%   11/21/97        A-1+    P-1     29,200     28,974,138
                5.48%   12/10/97        A-1+    P-1     20,000     19,786,889
                5.48%   12/22/97        A-1+    P-1     15,000     14,812,767
                                                               --------------
                                                                  144,934,955
                                                               --------------
Insurance, Brokerage - 1.4%
        Marsh & McLennan Companies Inc.
                5.38%   10/3/97         A-1+    P-1     30,000     29,991,041
                5.60%   3/5/98          A-1+    P-1     20,000     19,517,778
                                                               --------------
                                                                   49,508,819
                                                               --------------
Insurance, Property & Casualty - 3.3%
        A.I. Credit Corp.
                5.54%   10/20/97        A-1+    P-1     15,000     14,956,142
                5.50%   1/9/98          A-1+    P-1     25,000     24,618,056
                5.48%   1/14/98         A-1+    P-1     20,000     19,680,333
        Chubb Capital Corp.
                5.51%   10/1/97         A-1+    P-1     54,795     54,795,000
                                                               --------------
                                                                  114,049,531
                                                               --------------
Integrated Oil - 2.6%
        Amoco Co.
                5.53%   10/17/97        A-1+    P-1     40,000     39,901,689
                5.47%   1/21/98         A-1+    P-1     25,000     24,574,556
                5.47%   1/22/98         A-1+    P-1     25,000     24,570,757
                                                               --------------
                                                                   89,047,002
                                                               --------------
Machinery & Tools - 1.9%
        Dover Corp.
                5.70%   10/22/97        A-1     --      19,650     19,584,664
                5.52%   10/24/97        A-1     --      20,000     19,929,467
                5.60%   10/30/97        A-1     --      15,000     14,932,333

Prime Series
________________________________________________________________________________


                                           Rating
                                       ---------------  Par
                                       S&P     Moody's (000)      Value
--------------------------------------------------------------------------------

Commercial Paper (continued)
Machinery & Tools (concluded)
        Snap-On Incorporated
                5.51%   10/28/97        A-1+    P-1    $10,000 $    9,958,675
                                                               --------------
                                                                   64,405,139
                                                               --------------
Oil Transportation - 2.5%
        Colonial Pipeline Co.
                5.47%   10/6/97         A-1+    P-1     17,500     17,486,705
                5.48%   10/17/97        A-1+    P-1     23,100     23,043,739
                5.64%   11/4/97         A-1+    P-1     10,000      9,946,733
                5.60%   12/12/97        A-1+    P-1     10,000      9,888,000
                5.60%   12/16/97        A-1+    P-1      9,200      9,091,236
                5.53%   3/17/98         A-1+    P-1     15,000     14,615,204
                                                               --------------
                                                                   84,071,617
                                                               --------------
Paper - 1.6%
        Kimberly-Clark Corp.
                5.50%   10/21/97        A-1+    P-1     25,000     24,923,611
                5.50%   10/23/97        A-1+    P-1     19,500     19,434,458
                5.48%   10/24/97        A-1+    P-1     11,500     11,459,737
                                                               --------------
                                                                   55,817,806
                                                               --------------
Pharmaceuticals - 13.3%
        Abbott Laboratories
                5.47%   10/1/97         A-1+    P-1     35,000     35,000,000
                5.47%   10/16/97        A-1+    P-1     60,000     59,863,250
                5.50%   10/30/97        A-1+    P-1     25,000     24,889,236
        Merck & Co., Inc.
                5.46%   12/1/97         A-1+    P-1     70,000     69,351,621
        Schering-Plough Corp.
                5.65%   10/7/97         A-1+    P-1     18,000     17,983,050
                5.58%   10/28/97        A-1+    P-1     18,000     17,924,670
                5.50%   11/4/97         A-1+    P-1      9,385      9,336,250
                5.64%   11/19/97        A-1+    P-1     28,650     28,430,064
                5.47%   12/3/97         A-1+    P-1     11,775     11,662,284
                5.50%   12/16/97        A-1+    P-1     11,500     11,366,472
                5.48%   1/14/98         A-1+    P-1      8,700      8,560,945
                5.49%   1/15/98         A-1+    P-1     30,000     29,515,050
        Warner-Lambert Co.
                5.48%   11/19/97        A-1+    P-1     53,150     52,753,560
                5.46%   11/26/97        A-1+    P-1     20,000     19,830,133
                5.46%   12/16/97        A-1+    P-1     25,000     24,711,833
                5.46%   12/22/97        A-1+    P-1     35,000     34,564,717
                                                               --------------
                                                                  455,743,135
                                                               --------------

Prime Series
________________________________________________________________________________
Statement of Net Assets (continued)                           September 30, 1997
(Unaudited)
                                           Rating
                                       ---------------   Par
                                       S&P     Moody's  (000)    Value
--------------------------------------------------------------------------------

Commercial Paper (continued)
Publishing - 0.4%
        McGraw-Hill, Inc.
                5.48%   12/18/97        A-1     P-1    $14,500 $  14,327,837
                                                               --------------
Retail - 1.2%
        May Department Stores
                5.48%   10/27/97        A-1     P-1     20,000     19,920,844
        Wal-Mart Stores
                5.50%   10/3/97         A-1+    P-1     20,000     19,993,889
                                                               --------------
                                                                   39,914,733
                                                               --------------
Structured Finance - 6.2%
        CIESCO, L.P.
                5.52%   10/3/97         A-1+    P-1     15,000     14,995,400
                5.49%   10/10/97        A-1+    P-1     25,000     24,965,688
                5.50%   11/10/97        A-1+    P-1     20,000     19,877,778
                5.50%   11/25/97        A-1+    P-1     25,000     24,789,931
                5.53%   1/6/98          A-1+    P-1     20,000     19,701,994
        Corporate Asset Funding Co., Inc.
                5.50%   11/6/97         A-1+    P-1     30,000     29,835,000
                5.52%   11/14/97        A-1+    P-1     25,000     24,831,333
                5.52%   11/17/97        A-1+    P-1     25,000     24,819,833
        Corporate Receivables Corp.
                5.50%   10/17/97        A-1     P-1     30,000     29,926,667
                                                               --------------
                                                                  213,743,624
                                                               --------------
Telephone - 6.8%
        Ameritech Capital Funding Corp.
                5.46%   11/10/97        A-1+    P-1     14,000     13,915,067
        Ameritech Corp.
                5.47%   10/29/97        A-1+    P-1     15,000     14,936,183
                5.47%   11/6/97         A-1+    P-1     10,000      9,945,300
                5.475%  11/7/97         A-1+    P-1     25,000     24,859,323
                5.48%   12/4/97         A-1+    P-1     25,000     24,756,444
                5.65%   12/5/97         A-1+    P-1     15,000     14,846,979
                5.50%   12/29/97        A-1+    P-1     15,000     14,796,042
        AT&T Corp.
                5.44%   10/15/97        A-1+    P-1     50,000     49,894,222

Prime Series
________________________________________________________________________________


                                           Rating
                                       ---------------  Par
                                       S&P     Moody's (000)     Value
--------------------------------------------------------------------------------
Commercial Paper (concluded)
Telephone (concluded)
        Bell Atlantic Network Funding Corp.
                5.54%   10/16/97        A-1+    P-1    $15,000 $   14,965,375
        SBC Communications Inc.
                5.49%   12/3/97         A-1+    P-1     35,000     34,663,738
                5.50%   12/11/97        A-1+    P-1     15,000     14,837,292
                                                               --------------
                                                                  232,415,965
                                                               --------------
Transportation - 1.9%
        United Parcel Service of America
                5.49%   11/3/97         A-1+    P-1     65,000     64,672,704
                                                               --------------
        Total Commercial Paper                                  3,000,418,100
                                                               --------------
Medium-Term Note - 0.6%
        E.I. duPont de Nemours and Co.
                5.59%   10/8/97         A-1+    P-1      9,500      9,499,925
        Eli Lilly & Co.
                6.20%   11/6/97         A-1+    P-1     10,000     10,003,834
                                                               --------------
        Total Medium-Term Note                                     19,503,759
                                                               --------------
Variable Rate Note - 3.6%
        Associates Corp. Master Note
                5.497%(b) 12/1/97       A-1+    P-1     75,000     75,000,000
        Coca-Cola Co. Master Note
                5.377%(b) 3/13/98       A-1+    P-1     50,000     50,000,000
                                                               --------------
        Total Variable Rate Note                                  125,000,000
                                                               --------------
Federal Home Loan Bank - 1.6%
        FHLB
                5.46%   12/12/97        AAA     --      15,000     14,998,863
                5.81%   1/23/98         AAA     --      10,000     10,000,000
                5.80%   8/13/98         AAA     --      15,000     15,000,000
                5.86%   9/2/98          AAA     --      15,000     15,000,000
                                                               --------------
        Total Federal Home Loan Bank                               54,998,863
                                                               --------------

Prime Series
________________________________________________________________________________
Statement of Net Assets (concluded)                           September 30, 1997
(Unaudited)
                                           Rating
                                       ---------------   Par
                                       S&P     Moody's  (000)    Value
--------------------------------------------------------------------------------
Federal National Mortgage Association - 3.2%
        FNMA
        Note
                5.79%   10/16/97        --      P-1    $20,000 $   20,000,000
                5.688%  11/13/97        --      P-1     15,000     15,000,000
                5.59%   12/18/97        --      P-1     35,000     35,000,000
                5.52%   1/15/98         --      P-1     20,000     20,000,000
                5.54%   3/12/98         --      P-1     20,000     20,000,000
                                                               --------------
        Total Federal National Mortgage Association               110,000,000
                                                               --------------
Repurchase Agreements - 3.7%(c)
        Goldman, Sachs & Co.
                6.11%(d) 10/1/97        --      --      75,800     75,000,000
        Morgan Stanley & Co.
                5.95%(e) 10/1/97        --      --      50,000     50,000,000
                                                               --------------
        Total Repurchase Agreements                               125,000,000
                                                               --------------

TOTAL INVESTMENTS - 100.1%                                      3,434,920,722(f)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1%)                (1,892,982)
                                                               --------------
NET ASSETS - 100.0%                                            $3,433,027,740
                                                               ==============

Prime Series
________________________________________________________________________________



--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per:
        Prime Share
                ($2,938,450,337 / 2,938,441,857 shares outstanding)     $1.00
                                                                        =====
        Flag Investors Class A Share
                ($6,920,887 / 6,920,623 shares outstanding)             $1.00
                                                                        =====
        Flag Investors Class B Share
                ($380,804 / 380,804 shares outstanding)                 $1.00
                                                                        =====
        Prime Institutional Share
                ($273,187,869 / 273,187,590 shares outstanding)         $1.00
                                                                        =====
        Quality Cash Reserve Prime Share
                ($214,087,843 / 214,087,161 shares outstanding)         $1.00
                                                                        =====


(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.
(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on September 30, 1997.
(c) Collateral on repurchase agreements is taken into possession by the broker's custodial bank upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being as least 102% of the resale price of the repurchase agreement.
(d) Dated 9/30/97, to be repurchased on 10/1/97, collateralized by U.S. Treasury Notes with a market value of $76,500,648.
(e) Dated 9/30/97, to be repurchased on 10/1/97, collateralized by U.S. Treasury Notes with a market value of $51,007,747.
(f)  Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
        Aaa  Bonds that are judged to be of the best quality.
        P-1  Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
        AAA  Obligations that are of the highest quality.
        A-1 Commercial paper that has a strong degree of safety regarding timely payment.
             Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.


         A detailed description of the above ratingscan be found in the Fund's Statement of Additional Information.


                       See Notes to Financial Statements.

Prime Series
________________________________________________________________________________
Statement of Operations (Unaudited)
For the six months ended September 30, 1997

--------------------------------------------------------------------------------
Investment Income (Note 1):
        Interest income                                      $87,054,105
                                                             -----------
Expenses:
        Investment advisory fee (Note 2)                       4,090,678
        Distribution fee (Note 2)                              3,970,178
        Transfer agent fee                                     1,568,681
        Registration fees                                        518,500
        Custodian fee                                            186,739
        Directors' fees                                          152,800
        Accounting fee (Note 2)                                   80,721
        Printing & postage fees                                   80,290
        Legal fees                                                31,265
        Other expenses                                           124,940
                                                             -----------
                 Total expenses                               10,804,792
             Less: Fees waived (Note 2)                          (65,144)
                                                             -----------
                   Net expenses                               10,739,648
                                                             -----------
Net investment income                                         76,314,457
                                                             -----------
Net realized gain/(loss) from security transactions                   --
                                                             -----------
Net increase in net assets resulting from operations         $76,314,457
                                                             ===========


                       See Notes to Financial Statements.

Prime Series
________________________________________________________________________________
Statement of Changes in Net Assets      September 30, 1997


--------------------------------------------------------------------------------


                                                  For the Six       For the
                                                  Months Ended    Year Ended
                                                  September 30,    March 31,
                                                  -------------   -----------
                                                     1997(1)         1997

Increase/(Decrease) in Net Assets
Operations:
        Net investment income                   $   76,314,457  $  132,679,566
        Net realized gain/(loss) on sales of
                investments                                 --          13,047
                                                --------------  --------------
        Net increase in net assets resulting
                from operations                     76,314,457     132,692,613

Distributions to shareholders from:
        Net investment income:
                Prime Shares                       (65,730,315)   (119,826,842)
                Prime Institutional Shares          (5,694,643)     (4,256,297)
                Flag Investors Class A Shares         (168,552)       (295,562)
                Flag Investors Class B Shares           (6,546)         (1,260)
                Quality Cash Reserve Prime Shares   (4,714,401)     (8,299,605)
                                                --------------  --------------
                Total distributions                (76,314,457)   (132,679,566)

Capital share transactions, net - (Note 3)         565,564,126     264,670,792
                                                --------------  --------------
        Total increase in net assets               565,564,126     264,683,839
Net Assets:
        Beginning of period                      2,867,463,614   2,602,779,775
                                                --------------  --------------
        End of period                           $3,433,027,740  $2,867,463,614
                                                ==============  ==============

----------
(1) Unaudited.



                       See Notes to Financial Statements.

Prime Series
________________________________________________________________________________
Financial Highlights
(For a share outstanding throughout each period)

Prime Shares
--------------------------------------------------------------------------------

                                                           For the Six
                                                           Months Ended
                                                           September 30,
                                                           -------------
                                                              1997(1)
Per Share Operating Performance:
        Net asset value at beginning of period             $     1.00
                                                           ----------
Income from Investment Operations:
        Net investment income                                  0.0246

Less Distributions:
        Dividends from net investment income                  (0.0246)
                                                           ----------
        Net asset value at end of period                   $     1.00
                                                           ==========
Total Return:
        Based on net asset value per share                       4.95%(2)
Ratios to Average Daily Net Assets:
        Expenses                                                 0.67%(2)
        Net investment income                                    4.91%(2)
Supplemental Data:
        Net assets at end of period                    $2,938,450,337
        Number of shares outstanding at end of period   2,938,441,857
---------
(1) Unaudited.
(2) Annualized.

Prime Series
________________________________________________________________________________


Prime Shares (continued)
--------------------------------------------------------------------------------

                                                                                  For the Year Ended March 31,
                                                        ---------------------------------------------------------------------------
                                                            1997             1996            1995            1994           1993
Per Share Operating Performance:
      Net asset value at beginning of period            $     1.00       $    1.00       $    1.00       $    1.00       $    1.00
                                                        ----------       ---------       ---------       ---------       ---------
Income from Investment Operations:
      Net investment income                                 0.0478          0.0524          0.0442          0.0262          0.0295

Less Distributions:
      Dividends from net investment income                 (0.0478)        (0.0524)        (0.0442)        (0.0262)        (0.0295)
                                                        ----------       ---------       ---------       ---------       ---------

      Net asset value at end of period                  $     1.00       $    1.00       $    1.00       $    1.00       $    1.00
                                                        ==========       =========       =========       =========       =========

Total Return:
      Based on net asset value per share                      4.88%           5.36%           4.51%           2.65%           2.99%
Ratios to Average Daily Net Assets:
      Expenses                                                0.62%           0.60%           0.61%           0.62%           0.63%
      Net investment income                                   4.77%           5.21%           4.46%           2.62%           2.95%
Supplemental Data:
      Net assets at end of period                   $2,545,532,365  $2,386,681,216  $1,472,079,739  $1,350,334,979  $1,470,711,552
      Number of shares outstanding at end of period  2,545,523,885   2,386,684,392   1,472,077,488   1,350,332,916   1,470,709,489

----------
(1) Unaudited.
(2) Annualized.



                       See Notes to Financial Statements.

Prime Series
________________________________________________________________________________
Financial Highlights
(For a share outstanding throughout each period)

Flag Investors Cash Reserve Prime Shares--Class A
--------------------------------------------------------------------------------

                                                      For the Six
                                                      Months Ended
                                                      September 30,
                                                      -------------
                                                         1997(1)
Per Share Operating Performance:
        Net asset value at beginning of period        $     1.00
                                                      ----------
Income from Investment Operations:
        Net investment income                             0.0246
Less Distributions:
        Dividends from net investment income             (0.0246)
                                                      ----------
        Net asset value at end of period              $     1.00
                                                      ==========
Total Return:
        Based on net asset value per share                  4.95%(2)
Ratios to Average Daily Net Assets:
        Expenses                                            0.67%(2)
        Net investment income                               4.90%(2)
Supplemental Data:
        Net assets at end of period                   $6,920,887
        Number of shares outstanding at end of period  6,920,623
---------
(1) Unaudited.
(2) Annualized.

Prime Series
________________________________________________________________________________
Flag Investors Cash Reserve Prime Shares -- Class A (continued)


--------------------------------------------------------------------------------

                                                                                  For the Year Ended March 31,
                                                        ---------------------------------------------------------------------------
                                                            1997             1996            1995            1994           1993
Per Share Operating Performance:
        Net asset value at beginning of period         $     1.00       $     1.00      $     1.00     $      1.00      $     1.00
                                                       ----------       ----------      ----------     -----------      ----------
Income from Investment Operations:
        Net investment income                              0.0478           0.0524          0.0442          0.0262          0.0295
Less Distributions:
        Dividends from net investment income              (0.0478)         (0.0524)        (0.0442)        (0.0262)        (0.0295)
                                                       ----------       ----------      ----------     -----------      ----------
        Net asset value at end of period               $     1.00       $     1.00      $     1.00     $      1.00      $     1.00
                                                       ==========       ==========      ==========     ===========      ==========
Total Return:
        Based on net asset value per share                   4.88%            5.36%           4.51%           2.65%           2.99%
Ratios to Average Daily Net Assets:
        Expenses                                             0.63%            0.60%           0.61%           0.62%           0.63%
        Net investment income                                4.78%            5.25%           4.26%           2.62%           2.95%
Supplemental Data:
        Net assets at end of period                    $6,521,574       $5,976,831      $7,726,696     $18,116,648     $10,392,282
        Number of shares outstanding at end of period   6,521,310        5,976,824       7,726,698      18,116,633      10,392,267


                       See Notes to Financial Statements.

Prime Series
________________________________________________________________________________
Financial Highlights
(For a share outstanding throughout each period)

Flag Investors Cash Reserve Prime Shares--Class B
--------------------------------------------------------------------------------

                                                        For the Six
                                                        Months Ended
                                                        September 30,
                                                        -------------
                                                            1997(1)
Per Share Operating Performance:
        Net asset value at beginning of period          $    1.00
                                                        ---------
Income from Investment Operations:
        Net investment income                              0.0208
Less Distributions:
        Dividends from net investment income              (0.0208)
                                                        ---------
        Net asset value at end of period                $    1.00
                                                        =========
Total Return:
        Based on net asset value per share                   4.19%(3)
Ratios to Average Daily Net Assets:
        Expenses                                             1.42%(3)
        Net investment income                                4.17%(3)
Supplemental Data:
        Net assets at end of period                      $380,804
        Number of shares outstanding at end of period     380,804
---------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.

Prime Series
________________________________________________________________________________
Flag Investors Cash Reserve Prime Shares--Class B (continued)


--------------------------------------------------------------------------------

                                                                          For the Period
                                                        For the Year     April 3, 1995(2)
                                                           Ended             through
                                                          March 31,          March 31,
                                                        -------------   -----------------
                                                            1997              1996
Per Share Operating Performance:
        Net asset value at beginning of period           $   1.00           $   1.00
                                                         --------           --------
Income from Investment Operations:
        Net investment income                              0.0414             0.0361
Less Distributions:
        Dividends from net investment income              (0.0414)           (0.0361)
                                                         --------           --------
        Net asset value at end of period                 $   1.00           $   1.00
                                                         ========           ========
Total Return:
        Based on net asset value per share                   4.22%              3.69%(3)
Ratios to Average Daily Net Assets:
        Expenses                                             1.42%              1.38%(3)
        Net investment income                                4.10%              4.30%(3)
Supplemental Data:
        Net assets at end of period                      $227,098           $ 10,200
        Number of shares outstanding at end of period     227,098             10,200



                      See Notes to Financial Statements.

Prime Series
________________________________________________________________________________
Financial Highlights
(For a share outstanding throughout each period)

Prime Institutional Shares
--------------------------------------------------------------------------------
                                                           For the Six
                                                           Months Ended
                                                           September 30,
                                                           -------------
                                                              1997(1)
Per Share Operating Performance:
        Net asset value at beginning of period             $   1.00
                                                           --------
Income from Investment Operations:
        Net investment income                                0.0258
Less Distributions:
        Dividends from net investment income                (0.0258)
                                                           --------
        Net asset value at end of period                   $   1.00
                                                           ========
Total Return:
        Based on net asset value per share                     5.21%(2)
Ratios to Average Daily Net Assets:
        Expenses                                               0.42%(2)
        Net investment income                                  5.20%(2)
Supplemental Data:
        Net assets at end of period                    $273,187,869
        Number of shares outstanding at end of period   273,187,590
---------
(1) Unaudited.
(2) Annualized.

Prime Series
________________________________________________________________________________


Prime Institutional Shares (continued)
--------------------------------------------------------------------------------


                                                                                  For the Year Ended March 31,
                                                        ---------------------------------------------------------------------------
                                                            1997             1996            1995            1994           1993
Per Share Operating Performance:
        Net asset value at beginning of period           $    1.00       $   1.00        $   1.00        $   1.00        $   1.00
                                                        ----------       ---------       ---------       ---------       ---------

Income from Investment Operations:
        Net investment income                               0.0503         0.0548          0.0472          0.0294          0.0327
Less Distributions:
        Dividends from net investment income               (0.0503)       (0.0548)        (0.0472)        (0.0294)        (0.0327)
                                                        ----------       ---------       ---------       ---------       ---------

        Net asset value at end of period                 $    1.00       $   1.00        $   1.00        $   1.00        $   1.00
                                                        ==========       =========       =========       =========       =========

Total Return:
        Based on net asset value per share                    5.15%          5.62%           4.82%           2.98%           3.32%
Ratios to Average Daily Net Assets:
        Expenses                                              0.38%          0.35%           0.36%           0.30%           0.31%
        Net investment income                                 5.04%          5.32%           4.57%           2.94%           3.24%
Supplemental Data:
        Net assets at end of period                   $117,812,047    $53,699,315     $11,904,716     $23,437,449     $28,884,078
        Number of shares outstanding at end of period  117,811,768     53,699,535      11,904,663      23,437,512      28,884,132


                       See Notes to Financial Statements.

Prime Series
________________________________________________________________________________
Financial Highlights
(For a share outstanding throughout each period)

Quality Cash Reserve Prime Shares
--------------------------------------------------------------------------------
                                                          For the Six
                                                          Months Ended
                                                          September 30,
                                                          -------------
                                                             1997(1)
Per Share Operating Performance:
        Net asset value at beginning of period            $   1.00
                                                          --------
Income from Investment Operations:
        Net investment income                               0.0231
Less Distributions:
        Dividends from net investment income               (0.0231)
                                                          --------
        Net asset value at end of period                  $   1.00
                                                          ========
Total Return:
        Based on net asset value per share                    4.66%(2)
Ratios to Average Daily Net Assets:
        Expenses                                              0.96%(2,3)
        Net investment income                                 4.62%(2,4)
Supplemental Data:
        Net assets at end of period                   $214,087,843
        Number of shares outstanding at end of period  214,087,161
----------
(1) Unaudited.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was 1.02%, 0.98% and 0.95% for the six months ended September 30, 1997 and the years ended March 31, 1997 and 1996, respectively.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.56%, 4.43% and 4.86% for the six months ended September 30, 1997 and the years ended March 31, 1997 and 1996, respectively.

Prime Series
________________________________________________________________________________


Quality Cash Reserve Prime Shares (continued)
--------------------------------------------------------------------------------


                                                                              For the Year Ended March 31,
                                                        ---------------------------------------------------------------------------
                                                             1997           1996          1995          1994            1993
Per Share Operating Performance:
        Net asset value at beginning of period            $   1.00       $   1.00       $  1.00        $  1.00        $   1.00
                                                          --------       --------       -------        -------        --------
Income from Investment Operations:
        Net investment income                               0.0449         0.0493        0.0402         0.0218          0.0253
Less Distributions:
        Dividends from net investment income               (0.0449)       (0.0493)      (0.0402)       (0.0218)        (0.0253)
                                                          --------       --------       -------        -------        --------
        Net asset value at end of period                  $   1.00       $   1.00       $  1.00        $  1.00        $   1.00
                                                          ========       ========       =======        =======        ========
Total Return:
        Based on net asset value per share                    4.59%          5.04%         4.09%          2.20%           2.53%
Ratios to Average Daily Net Assets:
        Expenses                                              0.91%(3)       0.90%(3)      0.96%          1.06%           1.04%
        Net investment income                                 4.50%(4)       4.91%(4)      4.04%          2.18%           2.53%
Supplemental Data:
        Net assets at end of period                   $197,370,530   $156,412,213   $94,592,158    $92,678,440    $101,321,868
        Number of shares outstanding at end of period  197,369,848    156,412,393    94,591,979     92,678,268     101,321,668



                       See Notes to Financial Statements.

Prime Series
________________________________________________________________________________
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund"), formerly Alex. Brown Cash Reserve Fund, Inc., commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Tax-Free Institutional Shares ("Tax-Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. Using this method, the Fund values a security at its cost when it is purchased. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted

Prime Series
________________________________________________________________________________
Notes to Financial Statements (continued)


NOTE 1--concluded

        accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

        The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

        The Prime Series has a capital loss carryforward of $1,520 that may be carried forward to offset any capital gains. This capital loss carryforward begins to expire in the year 2005 if not used.

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, is the investment advisor for the Prime Series. Under the terms of the investment advisory agreement, the Fund pays ICC an annual fee based on the Fund's aggregate average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of 0.02% of its average daily net assets. Prior to August 23, 1995, the Fund paid ICC a different annual fee based on the Fund's aggregate average daily net assets. This fee was calculated daily and paid monthly at the following annual rates: 0.25% of the first $500 million, 0.21% of the next $500 million, 0.20% of the next $500 million and 0.19% of the amount over $1.5 billion.

Prime Series
________________________________________________________________________________

Notes to Financial Statements (continued)


NOTE 2--concluded

     As compensation for its accounting services, the Prime Series pays ICC an annual fee that is calculated daily and paid monthly from its average daily net assets. The Prime Series paid $80,721 to ICC for accounting services for the six months ended September 30, 1997.

     As compensation for its transfer agent services, the Prime Series pays ICC a per account fee that is calculated and paid monthly. The Prime Series paid $1,568,681 to ICC for transfer agent services for the six months ended September 30, 1997.

     As compensation for providing distribution services, the Prime Shares and Flag Investors Class A Shares pay ICC Distributors, Inc. ("ICC Distributors") an annual fee equal to 0.25% of these classes' average daily net assets. The Prime Shares and Flag Investors Class A Shares paid $3,348,079 and $8,593 for distribution services, respectively, for the six months ended September 30, 1997. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to 0.60% of the Quality Cash Shares' aggregate average daily net assets or $611,936 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $1,570 for the six months ended September 30, 1997. Prior to September 1, 1997, Alex. Brown & Sons Incorporated ("Alex. Brown") served as these classes' distributor for the same compensation and on substantially the same terms and conditions as ICC Distributors.

     ICC and ICC Distributors may voluntarily waive or reimburse a portion of their advisory or distribution fees for the Prime Series to preserve or enhance the series' performance. These voluntary waivers and reimbursements are not contractual and could change. Any reimbursements by ICC and ICC Distributors are limited to the fees they actually received for the fiscal year. ICC did not waive any advisory fees for the six months ended September 30, 1997. Alex. Brown and ICC Distributors voluntarily waived distribution fees of $65,144 for the Quality Cash Shares for the six months ended September 30, 1997.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period April 1, 1997 to September 30, 1997 was $52,521 for the Prime Series, and the accrued liability on September 30, 1997 was $200,329 for the Prime Series.

Prime Series
________________________________________________________________________________

Notes to Financial Statements (concluded)

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 8 billion shares of $.001 par value capital stock (4.9 billion Prime Series). Transactions in shares of the Prime Series were as follows:


                                             For the Six          For the
                                             Months Ended        Year Ended
                                        September 30, 1997(1)  March 31, 1997
                                        ---------------------  --------------
Prime Series:
        Sold:
          Prime Shares                      11,369,880,500     22,263,288,298
          Flag Investors Class A Shares          3,206,149          9,331,912
          Flag Investors Class B Shares            201,502            328,144
          Prime Institutional Shares         2,406,523,910        912,825,877
          Quality Cash Shares                  568,353,311      1,001,597,821
        Issued as reinvestment of dividends:
          Prime Shares                          61,059,227        113,931,978
          Flag Investors Class A Shares            161,160            281,420
          Flag Investors Class B Shares              5,497              1,264
          Prime Institutional Shares             4,043,078          3,084,567
          Quality Cash Shares                    4,546,262          8,045,624
        Redeemed:
          Prime Shares                     (11,038,021,755)   (22,218,380,783)
          Flag Investors Class A Shares         (2,967,996)        (9,068,618)
          Flag Investors Class B Shares            (53,293)          (112,510)
          Prime Institutional Shares        (2,255,191,166)      (851,798,212)
          Quality Cash Shares                 (556,182,260)      (968,685,990)
                                           ---------------    ---------------
            Net increase                       565,564,126        264,670,792
                                           ===============    ===============
---------
(1) Unaudited.


Note 4--Net Assets
     On September 30, 1997, net assets consisted of:

                                                                  Prime
                                                                  Series
                                                              --------------
Paid-in capital                                               $3,433,020,772
Undistributed net realized gain on sales of investments                6,968
                                                              --------------
                                                              $3,433,027,740
                                                              ==============


Note 5--Shareholder Meeting

     Alex. Brown Incorporated, which was the parent corporation of the Fund's investment advisor, merged into a subsidiary of Bankers Trust New York Corporation on September 1, 1997. Due to the change in control of Alex. Brown Incorporated, the Fund held a special meeting for its shareholders on August 14, 1997. During the meeting, shareholders of the Prime Series approved a new Investment Advisory Agreement between the Fund and ICC. The new agreement is substantially the same as the former agreement. In addition, the Fund's shareholders elected the following Directors: James J. Cunnane, Richard T. Hale, John F. Kroeger, Louis E. Levy, Eugene J. McDonald, Rebecca W. Rimel, Truman T. Semans and Carl W. Vogt.

Board of Directors
________________________________________________________________________________
            RICHARD T. HALE                EUGENE J. McDONALD
               Chairman                       Director

            JAMES J. CUNNANE               REBECCA W. RIMEL
                Director                      Director

            JOHN F. KROEGER                TRUMAN T. SEMANS
               Director                        Director

            LOUIS E. LEVY                  CARL W. VOGT, Esq.
              Director                         Director



Officers
________________________________________________________________________________
           Harry Woolf                      Amy M. Olmert
            President                         Secretary

           Joseph A. Finelli               Laurie D. Collidge
              Treasurer                   Assistant Secretary






________________________________________________________________________________

                 Distributor                            Custodian
            ICC Distributors, Inc.                Bankers Trust Company
                P.O. Box 7558                       130 Liberty Street
              Portland, ME 04101                    New York, NY 10006
                (207) 879-6200
                                                      Transfer Agent
              Investment Advisor             Investment Company Capital Corp.
       Investment Company Capital Corp.              One South Street
               One South Street                    Baltimore, MD 21202
             Baltimore, MD 21202                      (800) 553-8080



                                    Auditors
                            Coopers & Lybrand L.L.P.
                            2400 Eleven Penn Center
                             Philadelphia, PA 19103

________________________________________________________________________________


28

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



QUALITY CASH RESERVE PRIME SHARES
P.O. Box 1346                                                    BULK RATE
Baltimore, MD 21203                                             U.S. Postage
                                                                   PAID
                                                               Baltimore, MD
                                                              Permit No. 8614